Fair Value Measurements	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4. Fair Value Measurements

The Company’s only financial instrument measured at fair value on a recurring basis is its interest make-whole payment derivative liability on its 2025 Convertible Notes (see Note 5 – Debt). The fair value of that liability was zero as of both September 30, 2024 and December 31, 2023.

The fair value of the interest make-whole payment derivative liability was determined using a Monte Carlo model using the following key assumptions:

	September 30, 2024	December 31, 2023
Volatility	90.80%	77.00%
Stock price	$16.33 per share	$2.20 per share
Credit spread	17.08%	92.20%
Term	0.59 years	1.34 years
Dividend yield	– %	– %
Risk-free rate	4.31%	4.60%

There was no change in the fair value of the interest make-whole liability for the three and nine months ended September 30, 2024 or September 30, 2023.

Other Financial Instruments

The carrying values of the Company’s other financial assets and liabilities approximate their fair values because of their short-term nature, with the exception of the 2025 Convertible Notes. The 2025 Convertible Notes are carried at amortized cost, adjusted for changes in the fair value of the embedded derivative.